Revenue from Contracts with Clients (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Accounts receivable credit period	30 days
Allowance for doubtful receivables	$ 0
Contract with Customer, Asset and Liability [Abstract]
Trade receivables, net	$ 40,144
Predecessor
Allowance for doubtful receivables			$ 2,600
Contract with Customer, Asset and Liability [Abstract]
Trade receivables, net			40,398
Current contract liabilities (deferred revenue)		$ 16,246	23,966
Noncurrent contract liabilities (deferred revenue)			$ 12,973